Significant Accounting Policies - Additional Information (Detail) Bs. / $ in Millions, $ in Millions, $ in Millions			12 Months Ended
		Oct. 19, 2017	Dec. 31, 2019 MXN ($) $ / $ yr Age		Dec. 31, 2019 USD ($) yr Age		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($) Bs. / $		Dec. 31, 2016	Dec. 31, 2019 USD ($) $ / $		Jan. 30, 2018 Bs. / $
Disclosure of significant accounting policies [line items]
Goodwill recognized			$ 0
Sale percentage of investment								5.20%
Other comprehensive income to consolidated net income								$ 6,632
Other expenses amount			4,905				$ 2,947	33,866
Exchange differences on translation of foreign subsidiaries and equity accounted investees in equity			(12,556)		$ (666)	[1]	(13,174)	14,482	[2]
Net sale			504,059	[3]	26,726	[1],[3]	468,894	439,239	[2]
Income (loss)			28,048	[3]	$ 1,488	[1]	33,079	37,207	[2]
Assets			637,541	[3]			576,381	588,541			$ 33,804	[1]
Liabilities			$ 311,790	[3]			240,839	251,629			$ 16,532	[1]
Exchange rate | $ / $			18.8600								18.8600
Cumulative inflation percentage			100.00%		100.00%
Amortization expense			$ 1,812				1,913	1,259
Impairment recognized	[4]		$ 1,018				432	2,063
Minimum year of service for retirement benefits | yr			10		10
Minimum age for retirement benefits | Age			60		60
Minimum wages or salary for service			12 days		12 days
Maximum wages or salary for service			15 years		15 years
Distribution costs			$ 25,068				$ 23,421	$ 25,041
Profit sharing computation ratio on income			10.00%		10.00%
Income tax rate		8.00%	30.00%		30.00%		30.00%	30.00%		30.00%
Retail Stores [member]
Disclosure of significant accounting policies [line items]
Operating lease term			15 years		15 years
Bottom of range [member] | Office Space [member]
Disclosure of significant accounting policies [line items]
Operating lease term			3 years		3 years
Bottom of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives			3 years		3 years
Bottom of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives			12 years		12 years
Top of range [member] | Office Space [member]
Disclosure of significant accounting policies [line items]
Operating lease term			5 years		5 years
Top of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives			10 years		10 years
Top of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives			15 years		15 years
Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Exchange rate | Bs. / $													25,000
Amortization expense			$ 273				$ 277	$ 759
Coca-Cola FEMSA [member] | PET bottles [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives			1 year 6 months		1 year 6 months
Coca-Cola FEMSA [member] | Glass bottles [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives			3 years		3 years
Coca-Cola FEMSA [member] | DICOM [member]
Disclosure of significant accounting policies [line items]
Exchange rate | Bs. / $								22,793
Venezuela [member]
Disclosure of significant accounting policies [line items]
Impairment recognized			$ 948				$ 432	$ 2,053
Venezuela [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Other expenses amount								28,176
Exchange differences on translation of foreign subsidiaries and equity accounted investees in equity								26,123
Impairment charge								1,098
Remeasurement at fair-value of Venezuelan investment								210
Net sale								4,005
Income (loss)								(2,223)
Assets								4,138
Liabilities								2,889
Impairment recognized								$ 745
Mexico [member]
Disclosure of significant accounting policies [line items]
Income tax rate			30.00%		30.00%		30.00%	30.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1
[3]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[4]	Includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 948 and Ps. 432 million in 2019 and 2018, respectively (see Note 10), and impairment loss in Venezuela of Ps. 2,053 in 2017 (see Note 3.3).